Putnam Investments
100 Federal Street
Boston, MA 02110
October 19, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady2065 Fund, a series of Putnam Target Date Funds (the “Trust”) (Reg. Nos. (333-
117134) (811-21598) (the “Fund”)
Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission.

The Amendment is being filed for the purpose of registering shares of the Trust’s new series designated Putnam RetirementReady 2065 Fund. The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained in this Amendment is intended to amend or supersede any prior filing relating to any other series of the Trust. The Fund will be a part of the Putnam RetirementReady suite of target date funds.

Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment become effective seventy-five days after filing.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

/s/Caitlin Robinson
Caitlin Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP